UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ International Value Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.7%
	COMMON STOCKS – 98.7%
	Aerospace & Defense – 3.2%
881,100	Embraer Aircraft Corporation	$4,976,992
41,279	Thales SA, (2)	4,674,864
	Total Aerospace & Defense	9,651,856
	Automobiles – 3.6%
37,986	Hyundai Motor Company, (2)	3,108,479
65,008	Toyota Motor Corporation, Sponsored ADR	7,747,004
	Total Automobiles	10,855,483
	Banks – 13.6%
1,107,800	Allied Irish Banks	6,657,838
581,538	Bank of Ireland Group PLC	4,759,694
462,050	ING Groep N.V, (2)	8,516,669
473,600	Oversea-Chinese Banking Corporation Limited, (2)	3,905,427
2,301,056	Royal Bank of Scotland Group PLC, (2)	8,283,350
162,400	Sumitomo Mitsui Trust Holdings, (2)	5,866,328
1,689,500	Unicaja Banco, (2)	2,599,227
	Total Banks	40,588,533
	Beverages – 1.0%
149,915	Refresco Group N.V, (2)	3,022,746
	Capital Markets – 4.4%
81,545	Aurelius AG	5,362,475
452,931	UBS Group AG	7,767,767
	Total Capital Markets	13,130,242
	Chemicals – 2.5%
89,559	Koninklijke DSM NV, (2)	7,331,840
	Commercial Services & Supplies – 4.1%
196,000	Dai Nippon Printing Co., Ltd., (2)	4,700,350
183,393	ISS AS, (2)	7,393,708
	Total Commercial Services & Supplies	12,094,058
	Communications Equipment – 1.2%
607,410	Ericsson, Sponsored ADR	3,492,607
	Diversified Financial Services – 1.6%
45,603	Groupe Bruxelles Lambert SA, (2)	4,800,269
NUVEEN      0

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services – 4.4%
171,296	Nippon Telegraph and Telephone Corporation, ADR, (2)	$7,831,653
245,428	Telenor ASA, (2)	5,199,282
	Total Diversified Telecommunication Services	13,030,935
	Electrical Equipment – 2.0%
117,500	Mabuchi Motor Company Limited, (2)	5,886,670
	Electronic Equipment, Instruments & Components – 1.5%
265,974	Flextronics International Limited	4,407,189
	Energy Equipment & Services – 3.4%
642,187	Aker Solutions ASA, (2)	3,411,182
479,875	Tenaris SA, (2)	6,802,224
	Total Energy Equipment & Services	10,213,406
	Food & Staples Retailing – 5.6%
292,569	Carrefour SA, (2)	5,906,176
98,800	Seven & I Holdings, (2)	3,817,084
2,753,446	Tesco PLC, (2)	6,904,954
	Total Food & Staples Retailing	16,628,214
	Household Durables – 2.5%
232,200	Matsushita Electric Industrial Co., Ltd, (2)	3,369,678
244,200	Sekisui House, Ltd., (2)	4,116,166
	Total Household Durables	7,485,844
	Industrial Conglomerates – 2.8%
1,966,700	Alfa S.A.	2,478,625
41,784	Siemens AG, (2)	5,896,113
	Total Industrial Conglomerates	8,374,738
	Insurance – 9.0%
166,033	Ageas, (2)	7,809,148
22,209	Allianz AG ORD Shares, (2)	4,987,849
123,067	Axis Capital Holdings Limited	7,052,970
218,800	Mitsui Sumitomo Insurance Company Limited, (2)	7,051,129
	Total Insurance	26,901,096
	IT Services – 1.5%
92,034	Luxoft Holding Inc.	4,399,225
	Media – 1.8%
75,583	Publicis Groupe, (2)	5,287,566
	Oil, Gas & Consumable Fuels – 3.9%
134,205	Canadian Natural Resources Limited	4,494,526
114,092	Royal Dutch Shell PLC, Class B, Sponsored ADR	7,135,314
	Total Oil, Gas & Consumable Fuels	11,629,840
1      NUVEEN

Shares	Description (1)	Value
	Pharmaceuticals – 5.9%
206,316	GlaxoSmithKline PLC, (2)	$4,124,383
15,990	Roche Holdings AG, (2)	4,087,366
68,368	Sanofi-Synthelabo, SA, (2)	6,805,804
142,106	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,501,066
	Total Pharmaceuticals	17,518,619
	Professional Services – 3.4%
58,300	Adecco Group, (2)	4,541,833
117,941	Wolters Kluwer NV, (2)	5,450,648
	Total Professional Services	9,992,481
	Real Estate Management & Development – 2.8%
610,800	City Developments Limited, (2)	5,118,289
462,996	Henderson Land Development Company Limited, (2)	3,079,563
	Total Real Estate Management & Development	8,197,852
	Semiconductors & Semiconductor Equipment – 1.4%
48,300	Rohm Company Limited, (2)	4,144,561
	Software – 1.5%
41,450	SAP SE, (2)	4,544,794
	Technology Hardware, Storage & Peripherals – 2.8%
121,800	Fuji Photo Film Co., Ltd., (2)	4,732,093
1,924	Samsung Electronics Company Limited, (2)	3,480,209
	Total Technology Hardware, Storage & Peripherals	8,212,302
	Textiles, Apparel & Luxury Goods – 1.6%
165,000	Wacoal Holdings Corporation, (2)	4,710,249
	Tobacco – 3.2%
120,900	Japan Tobacco Inc, (2)	3,962,006
310,625	Skandinavisk Tobakskompagni A/S	5,510,711
	Total Tobacco	9,472,717
	Wireless Telecommunication Services – 2.5%
302,923	SK Telecom Company Limited, Sponsored ADR	7,448,877
	Total Long-Term Investments (cost $232,561,948)	293,454,809

NUVEEN      2

Nuveen NWQ International Value Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.0%
	REPURCHASE AGREEMENTS – 1.0%
$ 2,771	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $19,464,651, collateralized by $19,890,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $19,855,570	0.120%	10/02/17	$ 2,770,822
	Total Short-Term Investments (cost $2,770,822)			2,770,822
	Total Investments (cost $235,332,770) – 99.7%			296,225,631
	Other Assets Less Liabilities – 0.3%			1,009,088
	Net Assets – 100%			$ 297,234,719
Fair Value Measurements
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$86,192,880	$207,261,929	$ —	$293,454,809
Short-Term Investments:
Repurchase Agreements	—	2,770,822	—	2,770,822
Total	$86,192,880	$210,032,751	$ —	$296,225,631
The table below presents the transfers in and out of the three valuation levels for the fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stock	$5,362,475	$(10,430,881)	$10,430,881	$(5,362,475)	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$244,460,398
Gross unrealized:
Appreciation	$ 70,651,937
Depreciation	(18,886,704)
Net unrealized appreciation (depreciation) of investments	$ 51,765,233
3      NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
ADR	American Depositary Receipt
NUVEEN      4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017